Note 5 - Loans and Related Allowance for Loan and Lease Losses - Additional Information on Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Average recorded investment	$ 14,589	$ 13,558
Interest income recognized	567	606
Commercial And Industrial [Member]
Average recorded investment	1,770	4,210
Interest income recognized	141	172
Real Estate Construction Porfolio Segment [Member]
Average recorded investment	648	9
Interest income recognized
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Average recorded investment	1,803	2,531
Interest income recognized	51	57
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Average recorded investment	10,366	6,805
Interest income recognized	375	377
Consumer Portfolio Segment [Member]
Average recorded investment	2	3
Interest income recognized